Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 1,365,961		¥ 1,493,071
Accumulated amortization and impairment	(1,076,100)		(1,183,537)
Net carrying value	289,861	$ 39,711	309,534
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	545,324		510,697
Accumulated amortization and impairment	(352,689)		(328,218)
Net carrying value	192,635	26,391	182,479
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	305,980		396,888
Accumulated amortization and impairment	(305,980)		(396,888)
Net carrying value	0	0	0
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,262		165,262
Accumulated amortization and impairment	(127,580)		(123,378)
Net carrying value	37,682	5,162	41,884
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	46,008		116,837
Accumulated amortization and impairment	(39,057)		(92,751)
Net carrying value	6,951	952	24,086
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	185,558		185,558
Accumulated amortization and impairment	(138,134)		(130,956)
Net carrying value	47,424	6,497	54,602
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,000		101,000
Accumulated amortization and impairment	(101,000)		(101,000)
Net carrying value	0	0	0
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	16,829		16,829
Accumulated amortization and impairment	(11,660)		(10,346)
Net carrying value	¥ 5,169	$ 709	¥ 6,483